UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 96.62%
	Consumer Discretionary - 25.62%
	Auto Components - 1.21%
1,396,964	Gentex Corp.	$24,824,050

	Hotels Restaurants & Leisure - 7.02%
1,735,320	Ameristar Casinos, Inc.	47,790,713
420,600	Life Time Fitness, Inc. (a)	20,895,408
1,747,400	P.F. Chang's China Bistro, Inc. (a)	39,910,616
983,000	Panera Bread Co. (a)	35,211,060
		143,807,797
	Household Durables - 0.02%
12,600	Ethan Allen Interiors, Inc.	359,100

	Internet & Catalog Retail - 1.59%
4,878,500	Coldwater Creek, Inc. (a)	32,637,165

	Leisure Equipment & Products - 8.53%
4,700	Brunswick Corp.	80,135
1,557,332	MarineMax, Inc. (a)	24,138,646
1,120,700	Pool Corp.	22,223,481
1,245,600	Winnebago Industries, Inc.	26,182,512
2,786,725	WMS Industries, Inc. (a)	102,105,604
		174,730,378
	Media - 1.54%
3,345,700	Lions Gate Entertainment Corp. (a)(b)	31,516,494

	Specialty Retail - 4.24%
1,869,500	Borders Group, Inc.	19,910,175
2,650,900	Christopher & Banks Corp.	30,352,805
590,104	Gamestop Corp. (a)	36,651,360
		86,914,340
	Textiles, Apparel & Luxury Goods - 1.47%
1,169,625	Oxford Industries, Inc.	30,141,236
	Total Consumer Discretionary	524,930,560

	Financials - 6.72%
	Capital Markets - 1.77%
1,114,162	Raymond James Financial, Inc.	36,388,531

	Commercial Banks - 3.61%
1,162,500	Boston Private Financial Holdings, Inc.	31,480,500
829,900	PrivateBancorp, Inc.	27,096,235
436,350	Wilmington Trust Corp.	15,359,520
		73,936,255
	Diversified Financial Services - 1.34%
1,560,248	MarketAxess Holdings, Inc. (a)	20,017,982
94,765	Morningstar, Inc. (a)	7,367,978
		27,385,960
	Total Financials	137,710,746

	Health Care - 25.52%
	Biotechnology - 2.91%
1,196,150	Amylin Pharmaceuticals, Inc. (a)	44,257,550
1,155,700	InterMune, Inc. (a)	15,405,481
		59,663,031
	Health Care Equipment & Supplies - 10.15%
3,376,825	Align Technology, Inc. (a)	56,325,441
2,934,060	American Medical Systems Holdings, Inc. (a)	42,426,508
1,628,817	ev3, Inc. (a)	20,702,264
1,537,200	Mentor Corp.	60,104,520
971,450	Wright Medical Group, Inc. (a)	28,337,197
		207,895,930
	Health Care Providers & Services - 9.14%
828,100	AMN Healthcare Services, Inc. (a)	14,218,477
667,175	Charles River Laboratories International, Inc. (a)	43,900,115
378,525	Covance, Inc. (a)	32,787,835
1,493,556	Pharmaceutical Product Development, Inc.	60,294,856
1,844,300	PSS World Medical, Inc. (a)	36,092,951
		187,294,234
	Health Care Technology - 1.19%
1,253,300	Allscripts Healthcare Solutions, Inc. (a)	24,339,086

	Pharmaceuticals - 2.13%
1,678,200	Medicis Pharmaceutical Corp. - Class A	43,582,854
	Total Health Care	522,775,135

	Industrials - 15.70%
	Commercial Services & Supplies - 15.70%
766,500	Bright Horizons Family Solutions, Inc. (a)	26,474,910
4,503,390	Corinthian Colleges, Inc. (a)	69,352,206
975,083	DeVry, Inc.	50,665,313
1,333,100	FirstService Corp. (a)(b)	40,699,543
1,209,200	Heidrick & Struggles International, Inc.	44,873,412
305,400	ITT Educational Services, Inc. (a)	26,041,458
2,078,600	Korn/Ferry International (a)	39,119,252
1,793,850	Navigant Consulting, Inc. (a)	24,521,929
	Total Industrials	321,748,023

	Information Technology - 23.06%
	Communications Equipment - 1.96%
1,881,150	Adtran, Inc.	40,218,987

	Electronic Equipment & Instruments - 4.36%
954,125	Dolby Laboratories, Inc. - Class A (a)	47,439,095
900,375	National Instruments Corp.	30,009,499
390,150	Trimble Navigation Ltd. (a)	11,798,136
		89,246,730
	Internet Software & Services - 2.73%
2,797,000	Internap Network Services Corp. (a)	23,299,010
1,483,400	The Knot, Inc. (a)	23,645,396
632,715	LoopNet, Inc. (a)	8,889,646
		55,834,052

	Semiconductor & Semiconductor Equipment - 11.52%
1,194,442	Cabot Microelectronics Corp. (a)		42,892,412
1,519,500	Cree, Inc. (a)		41,740,665
1,790,450	Fairchild Semiconductor International, Inc. (a)		25,836,193
1,014,400	FormFactor, Inc. (a)		33,576,640
3,334,300	Micrel, Inc.		28,174,835
2,340,268	MKS Instruments, Inc. (a)		44,792,730
1,229,175	Semtech Corp. (a)		19,076,796
			236,090,271
	Software - 2.49%
1,304,600	Manhattan Associates, Inc. (a)		34,389,256
548,600	Quality Systems, Inc.		16,726,814
			51,116,070
	Total Information Technology		472,506,110

	TOTAL COMMON STOCKS (Cost $1,749,341,726)		1,979,670,574

	PREFERRED STOCKS - 0.09%
	Financials - 0.09%
	Real Estate Management & Development - 0.09%
96,700	Firstservice Corp.		1,895,320
	Total Financials		1,895,320

	TOTAL PREFERRED STOCKS (Cost $1,738,105)		1,895,320

	SHORT TERM INVESTMENTS - 2.84%
	Investment Companies - 0.43%
8,801,846	SEI Daily Income Trust Treasury II Fund - Class B		8,801,846
	Total Investment Company		8,801,846

	U.S. Treasury Bills - 2.41%
	Public Finance, Taxation and Monetary Policy - 2.41%
12,752,000	2.40%, 01/03/2008		12,750,302
8,420,000	2.49%, 01/10/2008		8,414,764
17,953,000	2.50%, 01/17/2008		17,933,064
10,308,000	2.42%, 01/24/2008		10,292,071
	Total U.S. Treasury Bills		49,390,201

	TOTAL SHORT TERM INVESTMENTS (Cost $58,192,047)		58,192,047

	Total Investments (Cost $1,809,271,878) - 99.55%		2,039,757,941
	Other Assets in Excess of Liabilities - 0.45%		9,249,350
	TOTAL NET ASSETS - 100.00%		$2,049,007,291

(a)	Non Income Producing
(b)	Foreign Issued Securities

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$ 1,809,271,878
	Gross unrealized appreciation	478,311,588
	Gross unrealized depreciation	(247,825,525)
	Net unrealized appreciation	$ 230,486,063

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Small Cap Fund, Inc.

By  /s/ Kent W. Gasaway
                             Kent W. Gasaway, President and Treasurer

Date  2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Small Cap Fund, Inc.

By  /s/ Kent W. Gasaway
                             Kent W. Gasaway, President and Treasurer

Date  2/26/08